FINANCIAL RISK MANAGEMENT (Tables)	6 Months Ended
Jan. 31, 2026
FINANCIAL RISK MANAGEMENT
Summary of liquidity risk obligations
	Total	Within 1 year	1-5 years
Amounts payable and other liabilities	$121,328	$121,328	$-
Due to related parties	22,099	22,099	-
Lease liability	3,492	3,492	-
Total	$146,919	$146,919	$-
	Total	Within 1 year	1-5 years
Amounts payable and other liabilities	$20,423	$12,423	$8,000
Due to related parties	2,656	2,656	-
Lease liability	16,459	12,968	3,491
Total	$39,538	$28,047	$11,491